SHARE-BASED COMPENSATION - Outstanding Number of PSUs and RSUs (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement Activity [Roll Forward]
Number of other equity instruments outstanding at beginning of period (shares)	248,912	291,323
Granted (in shares)	99,327	59,082
Vested (in shares)	(129,220)	(88,189)
Forfeited and other (in shares)	(23,600)	(13,304)
Number of other equity instruments outstanding at end of period (shares)	195,419	248,912
PSU Awards
Share-Based Payment Arrangement Activity [Roll Forward]
Number of other equity instruments outstanding at beginning of period (shares)	157,379	154,379
Granted (in shares)	33,351	40,885
Vested (in shares)	(61,558)	(33,924)
Forfeited and other (in shares)	(5,959)	(3,961)
Number of other equity instruments outstanding at end of period (shares)	123,213	157,379
RSU Awards
Share-Based Payment Arrangement Activity [Roll Forward]
Number of other equity instruments outstanding at beginning of period (shares)	56,855	73,245
Granted (in shares)	12,612	15,401
Vested (in shares)	(21,437)	(29,550)
Forfeited and other (in shares)	(3,052)	(2,241)
Number of other equity instruments outstanding at end of period (shares)	44,978	56,855
Other Awards
Share-Based Payment Arrangement Activity [Roll Forward]
Number of other equity instruments outstanding at beginning of period (shares)	34,678	63,699
Granted (in shares)	53,364	2,796
Vested (in shares)	(46,225)	(24,715)
Forfeited and other (in shares)	(14,589)	(7,102)
Number of other equity instruments outstanding at end of period (shares)	27,228	34,678